Expenses - Summary of Finance Expense (Income), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense By Nature [Abstract]
Accretion of provision for site reclamation and closure and other provisions	$ 1,258	$ 907	$ 250
Interest on lease liabilities	1,037
Interest on equipment loans payable	281	90
Interest and accretion on other financial liability	209	49
Accretion on loan facility	47
Gain on revaluation of warrant liabilities	(30)	(2,222)	(1,338)
Interest on credit facility		822
Settlement gain on other financial liability		(1,932)
Offering expense			57
Interest on equipment financing			6
Finance expense (income), net	$ 2,802	$ (2,286)	$ (1,025)